Shareholder Report, Line Graph (Details) 194683_Themes Natural Monopoly ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 13, 2023	Sep. 30, 2025
Themes Natural Monopoly ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Natural Monopoly ETF
Accumulated Value	$ 11,871	$ 10,000	$ 13,155
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,288	10,000	$ 14,409
Solactive Natural Monopoly Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Natural Monopoly Index
Accumulated Value	$ 11,901	$ 10,000	$ 13,226